Goodwill and Finite-lived Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill and Finite-lived Intangible Assets

Note 4 - Goodwill and Finite-lived Intangible Assets

2024 Impairment

As of December 31, 2024, the Company recorded full impairment charges against all remaining goodwill and finite-lived intangible assets, which were derived primarily from the October 2022 acquisition of Abaca. The impairment charges totaled $3.1 million, comprised of $0.05 million for market-related intangible assets, $0.05 million for customer relationships, and $3.0 million for developed technology. Impairment expense for the year ended December 31, 2024 was $6.1 million. Following these charges, the carrying values of all such assets were zero as of December 31, 2024.

420 IT Asset Acquisition

In December 2025, the Company’s wholly-owned subsidiary, Safe Harbor Managed Services LLC, completed an asset acquisition from LBMW LLC, doing business as 420 IT Solutions (“420 IT Solutions”), a managed services business. The purchased assets consist primarily of intellectual property, including a registered trademark, and certain assigned customer contracts and goodwill. No cash consideration was paid. The aggregate purchase price consisted of 125,000 shares of the Company’s Common Stock (the “Earnout Shares”), which vest based on the achievement of net revenue performance targets during the periods ending December 31, 2026 and December 31, 2027, and the assumption of certain specified liabilities.

The transaction was accounted for as an asset acquisition under ASC 805-50. The total consideration transferred was measured at the fair value of the Earnout Shares at the acquisition date. Because vesting is contingent solely on future performance conditions, the Earnout Shares are accounted for as contingent consideration and recognized as the performance conditions become probable of achievement. Therefore, the Company did not record any intangible assets and contingent liability as of December 31, 2025. If circumstances change when the revenue target is probable, then the intangible assets and a contingent liability will be recorded within one year from the acquisition date.